CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWINGS AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITY LENDINGS (Details 3) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		S/ 13,415,843	S/ 15,127,999
Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		S/ 11,874,800	S/ 13,835,500
BCRP one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[1]	Soles
Borrowings, maturity	[1]	January 2018 / October 2020	January 2017 / October 2020
Financial liabilities	[1]	S/ 6,575,800	S/ 10,008,700
Description of collateral held as security and other credit enhancements	[1]	Cash with BCRP	Cash with BCRP
BCRP two [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		January 2018 / July 2020	January 2017 / June 2017
Financial liabilities		S/ 2,710,232	S/ 1,256,706
Description of collateral held as security and other credit enhancements		Available-for-sale investments and held-to-maturity investments	Available-for-sale investments
Natixis SA one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		August 2020 / August 2028	August 2017 / August 2020
Financial liabilities		S/ 570,000	S/ 600,000
Description of collateral held as security and other credit enhancements		Held-to-maturity investments	Held-to-maturity investments
Nomura International PLC one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[2]	U.S. dollar
Borrowings, maturity	[2]	March 2019 / December 2019	March 2019 / December 2019
Financial liabilities	[2]	S/ 486,150	S/ 503,400
Description of collateral held as security and other credit enhancements	[2]	Held-to-maturity investments and cash	Held-to-maturity investments and cash
Credit Suisse Peru [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		–	August 2017
Financial liabilities		S/ 0	S/ 300,000
Description of collateral held as security and other credit enhancements		–	Held-to-maturity investments and cash
Nomura International PLC two [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[3]	U.S. dollar
Borrowings, maturity	[3]	August 2020	August 2020
Financial liabilities	[3]	S/ 259,280	S/ 268,480
Description of collateral held as security and other credit enhancements	[3]	Held-to-maturity investments and cash	Held-to-maturity investments and cash
Nomura International PLC three [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[4]	U.S. dollar
Borrowings, maturity	[4]	August 2020	August 2020
Financial liabilities	[4]	S/ 226,870	S/ 234,920
Description of collateral held as security and other credit enhancements	[4]	Held-to-maturity investments and cash	Held-to-maturity investments and cash
Citigroup Global Markets Limited one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[5]	U.S. dollar
Borrowings, maturity	[5]	August 2026	August 2026
Financial liabilities	[5]	S/ 145,845	S/ 151,020
Description of collateral held as security and other credit enhancements	[5]	Available-for-sale investments	Available-for-sale-investments
Citigroup Global Markets Limited two [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		August 2020	August 2020
Financial liabilities		S/ 100,000	S/ 100,000
Description of collateral held as security and other credit enhancements		Held-to-maturity investments	Held-to-maturity investments
UBS [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		U.S. dollar
Borrowings, maturity		January 2018 / March 2018	January 2017
Financial liabilities		S/ 83,921	S/ 68,808
Description of collateral held as security and other credit enhancements		Held-to-maturity investments	Held-to-maturity-investments
Yields [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		S/ 205,530	S/ 259,566
Barclays PLC [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		U.S. dollar
Borrowings, maturity		January 2018 / July 2018	–
Financial liabilities		S/ 293,944	S/ 0
Description of collateral held as security and other credit enhancements		Available-for-sale investments and held-to-maturity investments	–
Banco De Credito De Bolivia [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Bolivianos
Borrowings, maturity		January 2018	–
Financial liabilities		S/ 90,134	S/ 0
Description of collateral held as security and other credit enhancements		Cash	–
Others [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		–
Borrowings, maturity		January 2018 / December 2032	–
Financial liabilities		S/ 46,069	S/ 0
Description of collateral held as security and other credit enhancements		Investments	–
Natixis S.A Five [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[6]	U.S. dollar
Borrowings, maturity	[6]	August 2026	August 2026
Financial liabilities	[6]	S/ 81,025	S/ 83,900
Description of collateral held as security and other credit enhancements	[6]	Available-for-sale investments	Available-for-sale investments

[1]	At December 31, 2017, the Group holds IRS which were designated as cash flow hedges of certain repurchase agreements at variable rate for a nominal amount of US$150.0 million, equivalent to S/486.2 million (US$150.0 million, equivalent to S/503.4 million, at December 31, 2016). By using these IRS, those repurchase agreements were economically converted to fixed interest rate, See Note 12(b).
[2]	At December 31, 2017, the Group holds IRS which were designated as cash flow hedges of certain repurchase agreements at variable rate for a nominal amount of US$150.0 million, equivalent to S/486.2 million (US$150.0 million, equivalent to S/503.4 million, at December 31, 2016). By using these IRS, those repurchase agreements were economically converted to fixed interest rate, See Note 12(b).
[3]	At December 31, 2017, the Group maintains an IRS and a CCS, which were together designated as a cash flow hedge of a repurchase agreement in U.S. dollars at variable interest rate for a nominal amount of US$80.0 million, equivalent to S/259.3 million (approximately US$80.0 million, equivalent to S/268.5 million, at December 31, 2016). By means of the IRS and the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate, See Note 12(b).
[4]	At December 31, 2017, the Group maintains a CCS which was designated as a cash flow hedge for a repurchase agreement in U.S. dollars at variable rate for a nominal amount of US$70 million, equivalent to S/226.9 million (approximately US$70.0 million, equivalent to S/234.9 million, at December 31, 2016). By means of the CCS, this repurchase agreement was economically converted to a fixed interest rate in soles See Note 12(b).
[5]	December 31, 2017, the Group maintains a CCS which was designated as a cash flow hedge of two repurchase agreements in U.S. dollars at variable rate for a nominal amount of US$45.0 million, equivalent to S/145.8 million (approximately US$45.0 million, equivalent to S/151.0 million, at December 31, 2016). By means of the CCS, said repurchase agreements were economically converted to soles, See Note 12(b).
[6]	At December 31, 2017, the Group maintains a CCS which was designated as a cash flow hedge of a repurchase agreement in U.S. dollars at variable rate for a nominal amount of US$25.0 million, equivalent to S/81.0 million (approximately US$25.0 million, equivalent to S/83.9 million, at December 31, 2016). By means of the CCS, said repurchase agreement was economically converted to soles, See Note 12(b).